Schedule of Investments
November 30, 2025 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.39%

Auto Controls For Regulating Residential & Commercial Environments - 2.39%
Trane Technologies plc (Ireland)	595	250,781

Beverages - 4.91%
The Coca Cola Co.	3,500	255,920
PepsiCo, Inc. (2)	1,740	258,808

		514,728

Computer Communications Equipment - 2.01%
Arista Networks, Inc. (2)	1,611	210,525

Computer Peripheral Equipment - 2.25%
Fortinet, Inc. (2)	2,910	236,088

Construction Machinery & Equipment - 2.52%
Caterpillar, Inc.	458	263,698

Electronic Computers - 3.49%
Apple, Inc.	1,310	365,294

Gas & Other Services - 2.48%
Sempra (2)	2,740	259,533

General Industrial Machinery & Equipment, NEC - 2.32%
Illinois Tool Works, Inc.	975	243,048

Guided Missiles & Space Vehicles & Parts - 2.25%
Lockheed Martin Corp. (2)	515	235,798

Hospital & Medical Service Plans - 2.40%
UnitedHealth Group, Inc. (2)	762	251,285

Industrial Inorganic Chemicals - 2.39%
Linde plc (2)	609	249,885

Oil & Gas Filed Machinery & Equipment - 2.34%
Schlumberger Limited NV (2)	6,760	244,982

Operative Builders - 2.58%
D.R. Horton, Inc.	1,700	270,317

Optical Instruments & Lenses - 2.32%
KLA Corp.	207	243,322

Pharmaceutical Preparations - 8.47%
Eli Lilly and Co.	280	301,132
Johnson & Johnson	1,310	271,065
Merck & Co., Inc. (2)	3,000	314,490

		886,687

Retail-Radio Tv & Consumer Electronics Stores - 2.26%
Qualcomm, Inc. (2)	1,408	236,671

Retail-Eating Places - 2.60%
Chipotle Mexican Grill, Inc. (2)	7,874	271,810

Retail-Family Clothing Stores - 2.63%
TJX Companies, Inc.	1,814	275,583

Retail - Variety Stores - 2.42%
Costco Wholesale Corp. (2)	277	253,064

Rubber & Plastics Footwear - 2.48%
Nike, Inc. Class B (2)	4,023	260,006

Security Brokers, Dealers & Flotation Companies - 2.77%
BlackRock, Inc.	277	290,102

Semiconductors & Related Devices - 6.30%
Applied Materials, Inc.	1,055	266,124
NVDIA Corp.	2,225	393,825

		659,949

Services-Business Services, NEC - 7.02%
Accenture plc Class A (Ireland) (2)	1,000	250,000
Mastercard, Inc.	450	247,739
Visa, Inc. Class A	710	237,452

		735,191

Services-Computer Processing & Data Preparation - 2.00%
Automatic Data Processing	820	209,346

Services- Computer Programming, Data Processing, Etc.- 9.13%
Alphabet, Inc. Class A (2)	1,235	395,422
Applovin Corp. (2)	400	239,792
Meta Platforms, Inc. Class A	495	320,735

		955,950

Services-Prepackaged Software - 5.23%
Adobe, Inc. (2)	750	240,098
Microsoft Corp.	625	307,506

		547,604

Services-Video Tape Rental - 2.11%
Netflix, Inc. (2)	2,050	220,539

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.42%
The Procter & Gamble Co. (2)	1,709	253,205

Special Industry Machinery, NEC - 2.43%
Lam Research Corp.	1,629	254,124

Surgical & Medical Instruments & Apparatus - 2.49%
3M Co.	1,515	260,656

Total Common Stock	(Cost $ 9,591,532)	10,409,771

Money Market Registered Investment Companies - 0.54%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.82% (3)	56,483	56,483

Total Money Market Registered Investment Companies	(Cost $ 56,483)	56,483

Total Investments - 99.93%	(Cost $ 9,648,015)	10,466,254

Other Assets Less Liabilities - 0.07%		7,538

Total Net Assets - 100.00%		10,473,792

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$10,466,254	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,466,254	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.